STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONTINUING OPERATIONS
Net operating revenue	R$ 41,281,595	R$ 40,181,552	R$ 37,158,908
Operating expenses	(35,566,369)	(26,702,164)	(26,129,636)
Other revenue and expenditure	459,000	136,540	651,280
Regulatory remeasurements - Transmission contracts	(4,081,630)	6,129,771	(12,144)
OPERATING PROFIT BEFORE FINANCIAL RESULT	2,092,596	19,745,698	11,668,408
FINANCIAL RESULT	(10,926,530)	(11,628,120)	(12,002,121)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	(8,833,934)	8,117,578	(333,713)
RESULTS OF EQUITY METHOD INVESTMENTS	1,853,984	2,503,205	2,062,090
PROFIT (LOSS) BEFORE TAXES	(6,979,950)	10,620,784	1,396,363
PROFIT (LOSS) BEFORE TAXES			1,728,377
Current income tax and social contribution	(333,039)	(717,909)	(512,503)
Deferred income tax and social contribution	13,872,646	477,879	3,511,001
Net profit from continuing operations	6,559,657	10,380,754	4,726,875
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	6,558,475	10,378,122	4,881,788
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	1,182	2,632	(154,913)
DISCONTINUED OPERATIONS
Net loss from discontinued operations	0	0	(332,014)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	0	0	(332,014)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	0	0	0
NET INCOME FOR THE YEAR	R$ 6,559,657	R$ 10,380,754	R$ 4,394,861
Ordinary Shares and Class C Preferred Shares
EARNINGS PER SHARE
Basics earnings per share (in R$ per share)	R$ 2.29	R$ 3.62	R$ 1.57
Diluted earnings per share (in R$ per share)	2.27	3.58	1.56
EARNINGS PER SHARE - Continuing operations
Basic earnings per share (in R$ per share)	2.29	3.62	1.69
Diluted earnings per share (in R$ per share)	2.27	3.58	1.67
Class A and Class B Preferred shares
EARNINGS PER SHARE
Basics earnings per share (in R$ per share)	2.52	3.98	1.73
Diluted earnings per share (in R$ per share)	2.50	3.94	1.71
EARNINGS PER SHARE - Continuing operations
Basic earnings per share (in R$ per share)	2.52	3.98	1.86
Diluted earnings per share (in R$ per share)	R$ 2.50	R$ 3.94	R$ 1.84